UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus Reaves Utilities ETF

UTES / NYSE Arca, Inc.

Semi - Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$28	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

KEY FUND STATISTICS (as of January 31, 2025)

Fund net assets	$385,676,435
Total number of portfolio holdings	20
Portfolio turnover rate	42%

ASSET ALLOCATION Footnote Reference(1)

Utilities	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2025.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Reaves Utilities ETF | 1

(b)	Not applicable

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X. The semi-annual financial statements are attached herewith.

SEMI-ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)
ETFis Series Trust I
January 31, 2025

VIRTUS REAVES UTILITIES ETF

Schedule of Investments — Virtus Reaves Utilities ETF

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value

COMMON STOCKS — 99.8%

Utilities — 99.8%
Atmos Energy Corp.	152,201	$21,690,165
CenterPoint Energy, Inc.	502,711	16,373,297
CMS Energy Corp.	116,193	7,668,738
Constellation Energy Corp.	151,817	45,542,064
DTE Energy Co.	97,409	11,677,391
Entergy Corp.	235,027	19,055,989
Exelon Corp.	140,865	5,634,600
IDACORP, Inc.	160,548	17,650,647
New Jersey Resources Corp.	29,737	1,425,889
NextEra Energy, Inc.	199,769	14,295,470
NiSource, Inc.	480,328	17,916,234
PG&E Corp.	665,767	10,419,254
Pinnacle West Capital Corp.	207,481	18,042,548
PPL Corp.	538,547	18,095,179
Public Service Enterprise Group, Inc.	208,869	17,448,916
Sempra	252,613	20,949,196
Talen Energy Corp.*	146,133	32,402,070
TXNM Energy, Inc.	356,967	17,259,354
Vistra Corp.	311,310	52,309,419
Xcel Energy, Inc.	282,583	18,989,578

TOTAL INVESTMENTS — 99.8%
(Cost $333,639,752)		384,845,998
Other Assets in Excess of Liabilities — 0.2%		830,437
Net Assets — 100.0%		$385,676,435

Portfolio Composition
January 31, 2025 (unaudited)
Asset Allocation as of 01/31/2025 (based on net assets)

Utilities	99.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

*Non-income producing security.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$384,845,998	$—	$—	$384,845,998
Total	$384,845,998	$—	$—	$384,845,998

Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

January 31, 2025 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Virtus Reaves Utilities ETF
Assets:
Investments, at cost	$333,639,752
Investments, at value	384,845,998
Cash	823,774
Receivables:
Dividends and interest	147,245
Prepaid expenses	288
Total Assets	385,817,305
Liabilities:
Payables:
Sub-Advisory fees	140,870
Total Liabilities	140,870
Net Assets	$385,676,435
Net Assets Consist of:
Paid-in capital	$336,549,763
Total distributable earnings (accumulated deficit)	49,126,672
Net Assets	$385,676,435
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	5,650,004
Net asset value per share	$68.26

The accompanying notes are an integral part of these ﬁnancial statements.

Statement of Operations (FORM N-CSR ITEM 7)

For the Six Months Ended January 31, 2025 (unaudited)

Virtus Reaves Utilities ETF
Investment Income:
Dividend income	$2,214,725
Interest income	5,726
Total Investment Income	2,220,451
Expenses:
Sub-Advisory fees	565,168
Total Expenses	565,168
Net Investment Income	1,655,283
Net Realized Gain (Loss) on:
Investments	(4,510,013)
In-kind redemptions	6,173,397
Total Net Realized Gain	1,663,384
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	39,612,122
Total Change in Net Unrealized Appreciation	39,612,122
Net Realized and Change in Unrealized Gain	41,275,506
Net Increase in Net Assets Resulting from Operations	$42,930,789

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

	Virtus Reaves Utilities ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,655,283	$1,280,928
Net realized gain	1,663,384	1,593,696
Net change in unrealized appreciation	39,612,122	9,199,891
Net increase in net assets resulting from operations	42,930,789	12,074,515
Distributions to Shareholders	(1,659,001)	(1,383,504)
Shareholder Transactions:
Proceeds from shares sold	249,546,400	71,464,580
Cost of shares redeemed	(16,089,409)	(15,411,513)
Net increase in net assets resulting from shareholder transactions	233,456,991	56,053,067
Increase in net assets	274,728,779	66,744,078
Net Assets:
Beginning of period/year	110,947,656	44,203,578
End of period/year	$385,676,435	$110,947,656
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	2,050,004	950,004
Shares sold	3,850,000	1,400,000
Shares redeemed	(250,000)	(300,000)
Shares outstanding, end of period/year	5,650,004	2,050,004

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (FORM N-CSR ITEM 7)

	Virtus Reaves Utilities ETF
	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$54.12	$46.53	$48.66	$42.58	$38.99	$38.59
Investment operations:
Net investment income[1]	0.46	1.02	0.93	0.95	0.85	0.85
Net realized and unrealized gain (loss)	14.12	7.69	(2.00)	6.07	3.62	0.35[2]
Total from investment operations	14.58	8.71	(1.07)	7.02	4.47	1.20

Less Distributions from:
Net investment income	(0.44)	(1.12)	(1.06)	(0.94)	(0.88)	(0.80)
Total distributions	(0.44)	(1.12)	(1.06)	(0.94)	(0.88)	(0.80)
Net Asset Value, End of period	$68.26	$54.12	$46.53	$48.66	$42.58	$38.99
Net Asset Value Total Return[3]	27.01%	19.12%	(2.19)%	16.70%	11.69%	3.24%
Net assets, end of period (000’s omitted)	$385,676	$110,948	$44,204	$51,096	$36,197	$27,295

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.44%[4]	2.15%	2.01%	2.09%	2.10%	2.17%
Portfolio turnover rate[5]	42%[6]	51%	60%	43%	19%	34%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2025 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

At January 31, 2025, ten funds of the Trust are offered for sale. The Virtus Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented in this semi-annual report. The offering of shares of the Fund is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income. There is no guarantee that the Fund will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all the Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2025 is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. The Fund amortizes premiums and accretes discounts using the effective interest method.

(f) Expenses

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub- Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective January 1, 2025, Virtus Investment Advisers, LLC replaced Virtus ETF Advisers LLC as the investment adviser to the Fund. The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee from the Fund, payable monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund (including the management fee paid to the Adviser), except for the following expenses, each of which is paid by the Fund: the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At January 31, 2025, the Sub-Adviser held 17,788 shares of the Fund, which represent 1.8% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2025, the Fund did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2025, the Fund had no accrued penalties or interest.

At July 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$99,999,155	$13,253,623	$(2,392,199)	$10,861,424

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2024, the Fund did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

Notes to Financial Statements (continued)

January 31, 2025 (unaudited)

At July 31, 2024, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Long-Term No Expiration	Total
$1,439,561	$1,566,979	$3,006,540

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2025 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$97,620,866	$97,621,582	$248,682,465	$15,971,796

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund invests a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration will have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

9. 10% SHAREHOLDERS

At January 31, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
71%	3

10. SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are subsequent events requiring recognition or disclosure in these financial statements.

Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations For
Virtus Reaves Utilities ETF

During executive session, the Independent Trustees of ETFis Series Trust I (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements.

November 20, 2024 Annual Consideration of Advisory and Sub-Advisory Agreements for Virtus Reaves Utilities ETF (the “Fund”)

On November 20, 2024, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for the Fund the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (“VEA”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among W. H. Reaves & Co., Inc. d/b/a/ Reaves Asset Management (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to herein as the “Investment Management Agreements.” The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly, Virtus Investment Advisers, Inc.) (“VIA”, together with VEA, the “Advisers” and, each, an “Adviser”) as adviser to the Fund replacing VEA, effective January 1, 2025, and the transfer to, and assumption by, VIA of VEA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreement”) (together with the Investment Management Agreements, the “Agreements”). The above changes were proposed in connection with a corporate reorganization of the Advisers to streamline and organizationally align the provision of advisory services (the “Reorganization”).

At the Meeting, the Board received and reviewed information provided by the Advisers and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Advisers that included a description of the Advisers’ business, a copy of the Advisers’ Form ADV, and certain other information about the Advisers to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the renewal of each Advisory Agreement and the

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

approval of the Transfer and Assumption Agreement would be in the best interests of the Fund and its shareholders. With respect to the consideration of the Transfer and Assumption Agreement, the Board considered management’s discussion of the benefits to shareholders of the Reorganization and management’s assertion that the Reorganization would not result in a change of control of VEA or a change in the proposed management of the Fund, including the personnel that would be providing investment management and other services to the Fund. With respect to the Advisory Agreement and Sub-Advisory Agreement, the Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VEA and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

Advisory Agreement and the Transfer and Assumption Agreement

In deciding on whether to approve continuation of the Advisory Agreement, and the Transfer and Assumption Agreement, with the Advisers on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Advisers. The Board considered the responsibilities each Adviser has under the Agreements, and the services provided, or to be provided, by the Adviser to the Fund, including, without limitation, management, oversight, and administrative services that each Adviser and its employees provides, or will provide, to the Fund, each Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Advisers and serve, or will serve, the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of each Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided, or to be provided, by each Adviser are satisfactory and adequate for the Fund.

Investment performance of the Fund and the Advisers. The Board evaluated the investment management experience of each Adviser, in light of the services it has provided, or will provide, to the Fund. In this regard, the Board received information from the Advisers regarding, among other things, each Adviser’s experience in organizing, managing and overseeing the Fund and other investment vehicles and coordinating its operation and administration. In particular, the Board received and reviewed information dated as of October 29, 2024, comparing the Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that the Fund was sub-advised, and thus its performance results were specifically relevant to the Sub-Adviser’s portfolio management capabilities. After consideration of these factors, the Board determined that each Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services provided and profits realized by each Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between each Adviser and the Fund under the Agreements. The Board considered the fact that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee.

The Board also considered potential benefits to each Adviser in managing the Fund, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee and net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Advisers to have similar investment objectives and strategies to the Fund and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee and expense ratio for the Fund were higher than the average and median, but below the maximum, management fees and expense ratios of its peer group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid, or to be paid, to the Advisers (pursuant to the Sub-Advisory Agreement) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history the Fund, together with the fees paid, or to be paid, to each Adviser. The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement and would continue to do so even after each Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s fee arrangement provides benefits through the unified fee structure, and that, at the Fund’s current and projected asset levels, the Fund’s arrangement with each Adviser is appropriate.

Other benefits derived by each Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to each Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of each Adviser serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved each Agreement on behalf of the Fund.

Sub-Advisory Agreement and the Transfer and Assumption Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement, and the Transfer and Assumption Agreement, with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Fund.

Investment performance of the Fund and the Sub-Adviser. The Board evaluated the experience of the Sub-Adviser in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information from VEA regarding the performance of the Sub-Adviser in implementing the investment objective and strategies for the Fund. Specifically, the Board noted that the Fund had outperformed the average and median performance of its peer group for each of the one-year, three-year, and five-year periods and outperformed all of the funds in its peer group during those periods. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund and that the Fund had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Sub-Adviser and the Advisers under the Sub-Advisory Agreement. The Board considered the fact that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee. The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; and the overall expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser. The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement, particularly where the Sub-Adviser is paying Fund expenses in excess of the unified fee. The Board considered that the Fund would continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Sub-Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangement provides benefits through the unified fee structure and that, at the Fund’s current and projected asset levels, the Fund’s arrangement with the Sub-Adviser is appropriate.

Other benefits derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreement.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreement, and the Transfer and Assumption Agreement, with the Sub-Adviser on behalf of the Fund.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Supplemental Information (unaudited)

DISCOUNT & PREMIUM INFORMATION

The Fund’s premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/25)

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a..

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	April 4, 2025

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer (Principal Financial Officer/Principal Accounting Officer)

Date	April 4, 2025

* Print the name and title of each signing officer under his or her signature.